Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 43,352	$ 108,335	$ 516,195
Prepaid expenses	33,517	4,133
Deferred offering cost	60,000
Total Current Assets	136,869	112,468	516,195
Total Assets	136,869	112,468	516,195
Current Liabilities
Accounts payable and accrued liabilities	561,934	204,024	6,882
Notes payable	1,270,009	1,270,009	507,136
Convertible notes payable, net	584,000	100,000	828,344
Advance from investor	50,000
Total Current Liabilities	2,465,943	1,574,033	1,342,362
Total Liabilities	2,465,943	1,574,033	1,342,362
Commitment and Contingencies (Note 4)
Stockholders’ Deficit
Preferred stock value	7,000	7,000	7,000
Common stock value	159,911	155,463	315,188
Common stock issuable	40,000
Additional paid in capital	4,567,510	2,618,454	637,577
Accumulated deficit	(7,103,495)	(4,242,482)	(1,785,932)
Total Stockholders’ Deficit	(2,329,074)	(1,461,565)	(826,167)
Total Liabilities and Stockholders’ Deficit	$ 136,869	$ 112,468	$ 516,195